Short-Term Bank Loans (Details 1) - USD ($)	6 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Amount	$ 1,586,918
Interest rate	6.09%	6.09%
Yan, Keyan/ Chen, Bizhen [Member] | 3/21/2018 - 3/21/2019 [Member]
Disclosure of detailed information about borrowings [line items]
Amount	$ 1,133,513
Interest rate	6.09%
Mortgage	Land use right and buildings
Yan, Keyan/ Chen, Bizhen [Member] | 4/6/2017 - 4/5/2018 [Member]
Disclosure of detailed information about borrowings [line items]
Amount	$ 453,405
Interest rate	6.09%
Mortgage	Land use right and buildings